Consolidated Shareholders' Equity - Principal Characteristics of Restricted Share Plans (Details) - Restricted share plan 2020 € / shares in Units, € in Millions	6 Months Ended
Jun. 30, 2020 EUR (€) shares € / shares
Disclosure of classes of share capital [Line Items]
Service period	3 years
Total number of shares awarded (in shares) | shares	3,340,501
Fair value per share awarded (in euros per share) | € / shares	€ 82.36
Fair value of plan at the date of grant | €	€ 275